Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income and Comprehensive Income
Royalty revenue (Note 15)	$ 34,896	$ 32,689
Sales (Note 15)	22,636	18,992
Total revenue	57,532	51,681
Cost of sales, excluding depletion	(9,071)	(5,020)
Depletion (Note 5)	(17,665)	(17,999)
Total cost of sales	(26,736)	(23,019)
Gross profit	30,796	28,662
Administration expenses (Note 10)	(5,443)	(4,784)
Project evaluation expenses (Note 10)	(4,005)	(3,502)
Adjustments for gains (losses) on change in fair value of prepaid gold interests	1,310
Income from operations	22,658	20,376
Other income and expenses
Gain on royalty transactions (Note 4)	10,983	9,291
Gain on conversion of debenture (Note 4)	2,410
Foreign exchange (loss) gain	(209)	664
Other (expense) income	(123)	1,904
Finance expense	(1,151)	(2,456)
Income before income taxes	34,568	29,779
Income tax expense (Note 14)	(10,496)	(6,060)
Net income	$ 24,072	$ 23,719
Earnings per share (Note 11)
Basic earnings per share	$ 0.17	$ 0.19
Diluted earnings per share	$ 0.16	$ 0.17
Weighted average number of common shares outstanding:
Basic	143,138,694	126,730,500
Diluted	149,424,802	135,975,539
Other Comprehensive Income
Net income	$ 24,072	$ 23,719
Item that will not be subsequently re-classified to net income:
Changes in fair value of investments, net of tax (Note 7)	(4,052)	3,064
Comprehensive income	$ 20,020	$ 26,783